FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (7,406)
Payment for Contingent Consideration Liability, Investing Activities			1,015
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)	$ 53	$ (27)	1,309	$ (179)
Business Combination, Contingent Consideration Arrangements, Foreign Exchange Gain (Loss)			(772)
Contingent consideration	$ 5,854		$ 5,854